Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentives
Charter’s long-term incentive awards align the interests of the NEOs with those of our stockholders by linking a significant portion of NEO compensation to sustained growth in the Company’s stock price over multi-year periods. The Committee establishes long-term incentive designs and opportunities in consideration of each NEO’s level within the organization, the nature of their particular role and job responsibilities, the desired mix of short and long-term incentive compensation, retention and succession planning considerations, the executive’s line-of-sight to our stock price performance, competitive pay levels observed among peer and general industry organizations, and how such designs align with overall business financial and strategic objectives.
When determining and approving equity awards to executives, the Committee has consistently authorized the annual equity awards to be granted on January 15, or the next business day if the 15th is not a trading day. Any additional equity awards to NEOs occurring throughout the year are generally made in connection with entering into a new or amended employment agreement and corresponding increase in that NEO’s target long-term incentive opportunity. In these cases, such awards generally occur on the effective date of that agreement. In addition, the special grants made under the 2023 Performance Equity Program were made on February 22, 2023, after the Committee approved the program on February 20, 2023, during an open trading window. The Committee therefore does not consider fluctuations in Charter’s stock price or material nonpublic information when determining the timing of the annual equity awards or any other equity awards granted on an off-cycle basis throughout the year.
For 2024, there were two long-term incentive programs which dictated what equity awards NEOs received during the year: the annual long-term incentive plan and the 2023 Performance Equity Program.

Award Timing Method	When determining and approving equity awards to executives, the Committee has consistently authorized the annual equity awards to be granted on January 15, or the next business day if the 15th is not a trading day. Any additional equity awards to NEOs occurring throughout the year are generally made in connection with entering into a new or amended employment agreement and corresponding increase in that NEO’s target long-term incentive opportunity. In these cases, such awards generally occur on the effective date of that agreement. In addition, the special grants made under the 2023 Performance Equity Program were made on February 22, 2023, after the Committee approved the program on February 20, 2023, during an open trading window.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee therefore does not consider fluctuations in Charter’s stock price or material nonpublic information when determining the timing of the annual equity awards or any other equity awards granted on an off-cycle basis throughout the year.